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                                TABLE OF CONTENTS


RNC MONEY MARKET FUND
         Shareholder Letter............................................        2
         Investment Portfolio..........................................        3
         Statement of Assets and Liabilities...........................        5
         Statement of Operations.......................................        6
         Statement of Changes in Net Assets............................        7
         Financial Highlights..........................................        8

RNC EQUITY FUND
         Shareholder Letter............................................        9
         Investment Portfolio..........................................       11
         Statement of Assets and Liabilities...........................       14
         Statement of Operations.......................................       15
         Statement of Changes in Net Assets............................       16
         Financial Highlights..........................................       17

RNC MUTUAL FUND GROUP, INC.
         Notes to Financial Statements.................................       18

                             RNC MONEY MARKET FUND




Dear Shareholders,


      We are pleased to provide you with the latest financial statistics for the six months ending March 31, 1998.

      The Fund continues to provide a competitive return consistent with its peer group of First Tier Taxable Money Market Funds. In fact, as of March 31, 1998, the gross seven day yield before expenses for the Fund was 5.71% (annualized) compared to an average yield of only 5.65% for the other high quality money market funds as reported by IBC Financial Data, Inc. As of March 31, 1998, the seven day yield, net of expenses, was 4.84%.

      We have maintained a neutral average maturity, targeting the 60-day area. This strategy is the result of the extremely flat yield/maturity curve coupled with the uncertainty over the future direction of interest rates.

      We continue to stress quality as the major criteria involving investment selection while avoiding issues (or credit supports) that are heavily exposed to the Pacific Rim/Asia, to include Japanese financial institutions.

      We believe that short-term interest rates will remain somewhat stable over the near term as the Federal Reserve maintains its wait-and-see approach over U.S. economic strength above potential and the possible effects of the Asian crisis.

      Please feel free to contact us should you have any questions regarding the Fund in general or your account specifically.


Sincerely,




ERIC M. BANHAZL                                     DANIEL J. GENTER
President                                           President
RNC Money Market Fund                               RNC Capital Management LLC

                             RNC MONEY MARKET FUND

INVESTMENT PORTFOLIO at March 31, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------
Principal Amount     COMMERCIAL PAPER: 40.0%                                               Market Value
---------------------------------------------------------------------------------------------------------
  $2,400,000         Cooperative Association of Tractor Dealers "A", 5.47%, 5/4/98......    $ 2,387,966
   2,000,000         Coral Sea Funding Corp. (Letter of Credit issued by NationsBank),
                     5.59%, 4/1/98......................................................      2,000,000
   2,000,000         GE Capital Corp., 5.45%, 4/9/98....................................      1,997,578
   2,000,000         General Motors Acceptance Corp., 5.55%, 4/6/98.....................      1,998,458
   2,000,000         Greenwich Asset Funding, Inc. (guaranteed by United Parcel Services
                      of America, Inc.), 5.55%, 4/1/98..................................      2,000,000
   1,670,000         ReliaStar Mortgage Corp. (guaranteed by ReliaStar Insurance Co.),
                     5.56%, 4/9/98......................................................      1,667,937
   2,000,000         Trident Capital Finance Inc. (Letter of Credit issued by Societe
                     Generale), 5.60%, 4/3/98...........................................      1,999,378
                                                                                             ----------
                                                                                             14,051,317
                                                                                             ----------
                     FEDERAL AGENCY SECURITIES: 3.3%
---------------------------------------------------------------------------------------------------------
   1,170,000         Federal National Mortgage Association, 5.22%, 7/10/98..............      1,168,276
                                                                                             ----------

                     CORPORATE BONDS: 32.2%
---------------------------------------------------------------------------------------------------------
     200,000         BellSouth Telecommunications, Inc., 5.25%, 6/8/98..................        199,706
     810,000         Caterpillar Financial Services Corp., 8.22%, 4/15/98...............        810,628
   1,000,000         Dillard Department Stores, 8.75%, 6/15/98..........................      1,006,336
     650,000         Huntington Bancshares, Inc., 5.80%, 9/22/98........................        650,254
     150,000         International Bank For Reconstruction & Development,
                       9.26%, 11/18/98..................................................        153,293
     500,000         Key Bank, N.A., 6.05%, 4/6/98......................................        500,009
   2,000,000         Keystone Group, 9.75%, 9/1/98......................................      2,099,571
     500,000         Lehman Brothers Holding, Inc., 6.375%, 6/1/98......................        500,471
     200,000         Lehman Brothers Holding, Inc., 6.65%, 7/14/98......................        200,539
     810,000         Morgan Stanley Dean Witter & Co., 6.125%, 1/5/99...................        812,355
     650,000         PepsiCo, Inc., 7.625%, 12/18/98....................................        658,987
   2,000,000         Salomon, Inc., 6.22%, 11/19/98.....................................      2,008,589
   1,000,000         Sears Roebuck & Co., 5.86%, 1/22/99................................      1,001,550
     750,000         Temple-Inland, Inc., 9.00%, 4/20/98................................        751,148
                                                                                             ----------
                                                                                             11,353,436
                                                                                             ----------

See accompanying notes to financial statements.

                             RNC MONEY MARKET FUND

INVESTMENT PORTFOLIO at March 31, 1998 (Unaudited), continued
---------------------------------------------------------------------------------------------------------
Principal Amount     FLOATING RATE NOTES: 2.8%*                                            Market Value
---------------------------------------------------------------------------------------------------------
  $1,000,000         PNC Bank, N.A., 5.65%, 4/24/98.....................................      $ 999,981
                                                                                            -----------

                     CERTIFICATES OF DEPOSIT: 2.8%
---------------------------------------------------------------------------------------------------------
   1,000,000         Bankers Trust New York Corp., 6.00%, 7/7/98........................      1,000,194
                                                                                            -----------

                     OVERNIGHT REPURCHASE AGREEMENT: 18.3%
---------------------------------------------------------------------------------------------------------
   6,459,000         Seattle Northwest Government Repurchase  Agreement,  6.00%,
                     dated 3/31/98, due 4/1/98, collateralized by $6,235,000 par
                     value   Federal   Assistance   Corporation,   9.450%,   due
                     11/21/2003   (collateral   market   value  of   $6,588,057)
                     (proceeds $6,460,062)
                     (cost $6,459,000)..................................................      6,459,000
                                                                                            -----------

                     Total investment portfolio: 99.4%..................................     35,032,204
                     Other assets less liabilities: 0.6%................................        206,061
                                                                                            -----------
                     Net assets: 100.00%................................................    $35,238,265
                                                                                            ===========

*Interest rates will fluctuate. Rates shown are in effect on March 31, 1998.

See accompanying notes to financial statements.
4

                             RNC MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - March 31, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------

ASSETS:
      Investment portfolio (cost of $35,032,204)........................................    $35,032,204
      Cash..............................................................................            775
      Interest receivable...............................................................        268,258
      Other assets......................................................................         83,390
                                                                                            -----------
                  Total assets..........................................................     35,384,627
                                                                                            -----------

LIABILITIES:
      Dividends payable.................................................................        126,995
      Investment advisory fees..........................................................          9,068
      Other accrued expenses............................................................         10,299
                                                                                            -----------
                  Total liabilities.....................................................        146,362
                                                                                            -----------

NET ASSETS (equivalent to $1.00 per share based on 35,240,076 shares
      of capital stock outstanding......................................................    $35,238,265
                                                                                            ===========

See accompanying notes to financial statements.

                             RNC MONEY MARKET FUND

STATEMENT OF OPERATIONS - For the Six Months Ended March 31, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income interest...................................................................    $ 1,222,394
                                                                                            -----------


      Expenses:
            Advisory fees (Note 3)......................................................         70,977
            Shareholders' Rule 12b-1 Plan expense (Note 3)..............................         41,429
            Administration fees (Note 3)................................................         24,067
            Professional fees...........................................................         16,041
            Registration expense........................................................         11,966
            Fund accounting expense.....................................................         11,479
            Custodian fees..............................................................          9,477
            Audit fees..................................................................          6,982
            Transfer agent fees.........................................................          4,199
            Directors' fees.............................................................          2,493
            Printing & other fees.......................................................          1,632
            Insurance fees..............................................................            388
            Miscellaneous fees..........................................................          2,493
                                                                                            -----------
                  Total expenses........................................................        203,623
                  Less: expenses waived (Note 3)........................................        (52,787)
                                                                                            -----------
                  Net expenses..........................................................        150,836
                                                                                            -----------


            Net investment income ......................................................      1,071,558
                                                                                            -----------


            Net increase in net assets resulting from operations .......................    $ 1,071,558
                                                                                            ===========

See accompanying notes to financial statements.
6

                             RNC MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
                                                                             For the Six           Year Ended
                                                                            Months Ended            September
                                                                           March 31, 1998#          30, 1997
--------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations...................      $ 1,071,558          $ 2,131,026
                                                                             -----------          -----------

Distributions to shareholders from net investment income...............       (1,071,558)          (2,131,026)
                                                                             -----------          -----------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold........................................       85,713,357          168,807,286
      Proceeds from shares reinvested..................................          251,852              382,687
      Cost of shares redeemed..........................................      (95,296,577)        (162,364,004)
                                                                             -----------          -----------
            Total increase (decrease) from capital share transactions..       (9,331,368)           6,825,969
                                                                             -----------          -----------

            Total increase (decrease) in net assets....................       (9,331,368)           6,825,969

NET ASSETS:
Beginning of the period................................................       44,569,633           37,743,664
                                                                             -----------          -----------

End of period..........................................................      $35,238,265          $44,569,633
                                                                             ===========          ===========

CHANGE IN SHARES:
Shares sold ...........................................................       85,713,357          168,807,208
Shares reinvested......................................................          251,852              382,687
Shares redeemed........................................................      (95,296,577)        (162,364,004)
                                                                             -----------          -----------
Net increase (decrease)................................................       (9,331,368)           6,825,891
                                                                             ===========          ===========

#Unaudited.

See accompanying notes to financial statements.

                             RNC MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
--------------------------------------------------------------------------------------------------------------------
                                              For the Six              For the Year Ended September 30,
                                             Months Ended              --------------------------------
                                            March 31, 1998#  1997        1996       1995        1994        1993
--------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period......    $1.000      $1.000      $1.000     $1.000      $1.000      $1.000
                                                ------      ------      ------     ------      ------      ------

Income from investment operations:
      Net investment income.................      .025        .049        .047       .051        .032        .026

Less distributions:
      From net investment income............     (.025)      (.049)      (.047)     (.051)      (.032)      (.026)

Net asset value at end of period............    $1.000      $1.000      $1.000     $1.000      $1.000      $1.000
                                                ======      ======      ======     ======      ======      ======

Total return................................     2.50%++     5.01%       4.70%      5.10%       3.20%       2.65%

Ratios/supplemental data:

Net assets, end of period (000's)........       $35,238     $44,570    $37,744     $31,066     $43,686    $29,527

Ratio of expenses to average net assets.....     0.71%+      0.70%       0.90%      0.80%       0.70%       0.70%

Ratio of net investment income to
      average net assets....................     5.03%+      4.90%       4.70%      5.00%       3.20%       2.60%

#Unaudited.

+Annualized.

++Not annualized.

See accompanying notes to financial statements.
8

                                RNC EQUITY FUND


Dear Shareholders,

         As the President and CEO of RNC Capital Management LLC, the Advisor for the RNC Equity Fund, I would like to thank you for your continued participation in the Fund. The enclosed report contains a summary of the performance of the Fund for the past six months along with investment total returns. In addition, you will find financial statements disclosing the expenses of the Fund and the Portfolio holdings as of March 31, 1998.

         I am happy to convey to you that the Fund has enjoyed substantial growth both due to market appreciation as well as the infusion of additional assets by existing and new shareholders. The overall portfolio return has risen substantially in conjunction with an equity market that has enthusiastically discounted lower inflation, stable to declining interest rates and rising corporate profits. As a result, the past six months have witnessed an increase in Fund value of 16.4% for participants who have been shareholders from September 30, 1997 through March 31, 1998. I am also very proud to announce that USA Today, in its May 1, 1998 edition, positively mentioned the RNC Equity Fund.

         During this period, the stock market has absorbed the economic impact of the Asian financial crisis while continuing to advance to record highs. This economic cycle is proving to be long lived and unique, in terms of its lack of any discernable inflationary pressures despite eight uninterrupted years of expansion. As a result, the stock market has risen to historically unprecedented valuation levels as measured both by price/earnings ratios as well as other generally accepted valuation measures. In our opinion, this advance is justified on the basis of lower inflation, stable to lower interest rates and steadily rising corporate profits. When these favorable underpinnings for equity appreciation are combined with demographically inspired strong demand, it becomes clear why setting records has become almost commonplace for the stock market. Furthermore, the ten percent correction that occurred in the fourth quarter of last year relieved, to some degree, the speculative excesses and overconfidence on the part of investors that had been bubbling up from the lows reached earlier in the year. However, just as an unforeseen outside event last year was a catalyst for a correction, so too, either another such unanticipated event similar to the Asian crisis or the fear of possible Federal Reserve Board tightening against a background of an overly strong domestic economy may be enough to presage another correction of similar magnitude. While we have remained virtually fully invested over the past six months, and indeed have been so since the Fund's inception, during any corrective process we would look to adjust the portfolio by taking advantage of the volatility of the market and the resulting pricing inefficiency of individual stocks. Proceeds to implement this program would be realized by taking either partial or full gains in overextended issues or through the sale of securities which have not met our expectations.

         During the past six months we have undertaken very few changes in the Fund. In point of fact, with the passage of time and as individual holdings have become seasoned, RNC's long-term, conservative investing strategy has come more into focus. As a result, the Fund has had very little turnover and remains very tax efficient. In the past six months we have sold only three positions (Sears, Baker Hughes and Monsanto) and reduced one position size on strength (Pfizer). One new position was added to the portfolio during this period (Eli Lilly). The remaining proceeds were used to increase position sizes in the most promising issues. Currently, the top ten holdings in the Fund equal 37 percent of the Fund's assets.

         In brief, we remain optimistic about the stock market going forward while being mindful of the strength in the market following the October decline and its further upward acceleration over the past three months. Assuming only modest P/E (price-earnings) expansion beyond the current historically high level, the market

                                RNC EQUITY FUND

should continue to have an upward bias due to strong demand for equities, lower inflation, and moderate earnings growth. We are therefore staying fully invested and focused on superior companies with excellent long-term growth potential. Further, it is our intent to maintain a strict level of risk control in the Fund through sector diversification and ownership of large capitalization stocks with ample liquidity selling at reasonable valuations. Our objective, as always, is to provide long-term capital appreciation consistent with reasonable stock market risk.

         Once again, thank you for your continued participation in the RNC Equity Fund. We remain, as ever, dedicated to assisting you in achieving your long-term investment objectives. If you have any questions regarding your investment, please do not hesitate to contact us.

Sincerely,





ERIC M. BANHAZL                         DANIEL J. GENTER
President                               President
RNC Equity Fund                         RNC Capital Management LLC
10

                                RNC EQUITY FUND

INVESTMENT PORTFOLIO at March 31, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 99.4%                                                               Market Value
---------------------------------------------------------------------------------------------------------------------
                     Aerospace: 2.9%
       3,000         Boeing Company..........................................................            $ 156,375
                                                                                                         ---------

                     Banking: 10.8%
       3,000         Bank of New York Co.....................................................             188,4371
       1,500         Chase Manhattan Corp....................................................              202,313
       4,800         Norwest Corp............................................................              199,500
                                                                                                         ---------
                                                                                                           590,250
                                                                                                         ---------
                     Beverages: 3.2%
       4,100         PepsiCo. Inc............................................................              175,019
                                                                                                         ---------

                     Capital Goods: 4.1%
       2,600         General Electric Co.....................................................              224,087
                                                                                                         ---------

                     Chemicals: 3.2%
       1,800         Dow Chemical Company....................................................              175,050
                                                                                                         ---------

                     Computers & Peripherals: 5.5%
       1,900         Hewlett-Packard Company.................................................              120,412
       1,700         International Business Machines Corp....................................              176,587
                                                                                                         ---------
                                                                                                           296,999
                                                                                                         ---------
                     Computer Software & Services: 5.4%
       2,200         Avnet Inc...............................................................              126,638
       5,100         First Data Corp.........................................................              165,750
                                                                                                         ---------
                                                                                                           292,388
                                                                                                         ---------
                     Consumer Products: 5.3%
       2,300         Avon Products, Inc......................................................              179,400
       1,300         Procter & Gamble Company................................................              109,688
                                                                                                         ---------
                                                                                                           289,088
                                                                                                         ---------
                     Diversified Manufacters: 3.5%
       3,500         Tyco International Ltd..................................................              191,188
                                                                                                         ---------

See accompanying notes to financial statements.

                                RNC EQUITY FUND

INVESTMENT PORTFOLIO at March 31, 1998 (Unaudited), continued
---------------------------------------------------------------------------------------------------------------------
      Shares                                                                                            Market Value
---------------------------------------------------------------------------------------------------------------------
                     Drugs: 13.0%
       2,400         Johnson & Johnson Company...............................................            $ 109,487
       2,500         Lilly (Eli) & Co........................................................              149,062
       1,800         Pfizer, Inc.............................................................              179,438
       2,500         Schering-Plough Corp....................................................              204,219
                                                                                                           -------
                                                                                                           708,669
                                                                                                           -------
                     Entertainment: 2.9%
       1,500         The Walt Disney Company.................................................              160,125
                                                                                                           -------

                     Financial Services: 3.3%
       3,000         Travelers, Inc..........................................................              180,000
                                                                                                           -------

                     Food - Miscellaneous/Diversified: 3.2%
       1,500         Bestfoods...............................................................              175,312
                                                                                                           -------

                     Insurance: 7.1%
       1,700         Hartford Financial Services Group.......................................              184,450
       2,300         Marsh & McLennan Companies..............................................              200,819
                                                                                                           -------
                                                                                                           385,269
                                                                                                           -------
                     Miscellaneous: 2.0%
       2,900         ITT Industries, Inc.....................................................              110,381
                                                                                                           -------

                     Oil Services: 4.2%
       4,600         Halliburton Company.....................................................              230,863
                                                                                                           -------

                     Petroleum: 5.7%
       2,000         Chevron Corp............................................................              160,625
       2,500         Texaco, Inc.............................................................              150,625
                                                                                                           -------
                                                                                                           311,250
                                                                                                           -------
                     Raw Materials: 1.9%
       1,500         PPG Industries..........................................................              101,906
                                                                                                           -------

                     Recreational: 3.8%
       3,000         Carnival Corp., Class A.................................................              209,250
                                                                                                           -------

See accompanying notes to financial statements.
12

                                RNC EQUITY FUND

INVESTMENT PORTFOLIO at March 31, 1998 (Unaudited), continued
---------------------------------------------------------------------------------------------------------------------
      Shares                                                                                            Market Value
---------------------------------------------------------------------------------------------------------------------
                     Retailing: 1.9%
       1,600         May Department Stores Company...........................................          $   101,600
                                                                                                       -----------

                     Telecommunications Services: 6.5%
       2,600         BellSouth Corp..........................................................              175,662
       3,000         GTE Corp................................................................              179,625
                                                                                                       -----------
                                                                                                           355,287
                                                                                                       -----------

                     Total Common Stocks (cost $4,256,598)...................................            5,420,356
                                                                                                       -----------

Principal Amount     REPURCHASE AGREEMENT: 5.2%
---------------------------------------------------------------------------------------------------------------------
    $281,000         Star Bank Repurchase Agreement, 5.00%, dated 3/31/98, due 4/2/98, collateralized by $291,056 GNMA, 6.5%, due 2/20/24, (proceeds
                     $281,077) (cost $281,000)...............................................              281,000
                                                                                                       -----------

                     Total Investments: 104.6% (cost $4,537,598+)............................            5,701,356
                     Liabilities in excess of Other Assets: (4.6)%...........................             (248,118)
                                                                                                       -----------
                     Total Net Assets: 100.0%................................................          $ 5,453,238
                                                                                                       ===========

+ Cost for Federal income tax purposes is the same.

                     Net unrealized appreciation consists of:
                     Gross unrealized appreciation...........................................          $ 1,194,159
                     Gross unrealized depreciation...........................................              (30,401)
                                                                                                       -----------
                           Net unrealized appreciation.......................................          $ 1,163,758
                                                                                                       ===========

See accompanying notes to financial statements.

                                 RNC EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES - March 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investment portfolio (cost of $4,537,598)..............................................          $ 5,701,356
      Cash...................................................................................                  455
      Receivables for dividends and interest.................................................                5,897
      Deferred organizational costs, net (Note 2)............................................               29,335
      Other assets...........................................................................               16,851
                                                                                                       -----------
                  Total assets...............................................................            5,753,894
                                                                                                       -----------

LIABILITIES:
      Payable for fund securities purchased..................................................              218,386
      Due to advisor (Note 3)................................................................               34,723
      Accrued 12b-1 expenses (Note 5)........................................................                2,907
      Other accrued expenses.................................................................               44,640
                                                                                                       -----------
                  Total liabilities..........................................................              300,656
                                                                                                       -----------

NET ASSETS  .................................................................................          $ 5,453,238
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($5,453,238/315,445 shares outstanding; 500,000,000 shares
            authorized with $0.01 par value).................................................          $     17.29
                                                                                                       ===========

SOURCES OF NET ASSETS:
      Paid in capital........................................................................          $ 4,289,928
      Accumulated net investment income......................................................                1,636
      Accumulated net realized loss on investments...........................................               (2,084)
      Net unrealized appreciation of investments.............................................            1,163,758
                                                                                                       -----------
                  Net assets.................................................................          $ 5,453,238
                                                                                                       ===========

See accompanying notes to financial statements.
14

                                RNC EQUITY FUND

STATEMENT OF OPERATIONS - For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................            $  33,111
            Interest.........................................................................                3,814
                                                                                                         ---------
                  Total investment income....................................................               36,925
                                                                                                         ---------

      Expenses
            Advisor fees (Note 3)............................................................               21,290
            Administration fees (Note 3).....................................................               19,945
            Professional fees................................................................               14,984
            Audit fees.......................................................................                6,982
            Fund accounting expense..........................................................                6,183
            Shareholders' Rule 12b-1 Plan expense (Note 3)...................................                5,322
            Transfer agent fees..............................................................                4,787
            Amortization of deferred organizational costs (Note 2-F).........................                4,118
            Custodian expense................................................................                4,059
            Directors fees...................................................................                2,837
            Registration expense.............................................................                2,589
            Printing expenses................................................................                1,235
            Insurance expense................................................................                  125
            Miscellaneous expense............................................................                1,921
                                                                                                         ---------
                  Total expenses.............................................................               96,377
                  Less, expenses waived and reimbursed.......................................              (60,998)
                                                                                                         ---------
                  Net expenses...............................................................               35,379
                                                                                                         ---------

            Net investment income ...........................................................                1,546
                                                                                                         ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain on investments.......................................................               16,780
      Net change in unrealized appreciation of investments for the period....................              718,209
                                                                                                         ---------
            Net realized and unrealized gain on investments..................................              734,989
                                                                                                         ---------

                  Net increase in Net Assets Resulting from Operations ......................            $ 736,535
                                                                                                         =========

See accompanying notes to financial statements.

                                RNC EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
                                                                                  For the Six      November 1, 1996*
                                                                                 Months Ended           through
                                                                                March 31, 1998#    September 30, 1997
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income......................................................     $     1,546        $     5,645
Net realized gain (loss) on investments....................................          16,780            (18,864)
Net change in unrealized appreciation of investments.......................         718,209            445,549
                                                                                -----------        -----------
      Net increase in net assets resulting from operations.................         736,535            432,330
                                                                                -----------        -----------

Distributions to shareholders from net investment income...................          (5,555)                 0
                                                                                -----------        -----------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold............................................       1,432,790          3,240,812
      Net asset value of shares issued on reinvestment of distributions....           5,555                  0
      Cost of shares redeemed..............................................        (234,155)          (155,074)
                                                                                -----------        -----------
            Total increase from capital share transactions.................       1,204,190          3,085,738
                                                                                -----------        -----------

            Total increase in net assets...................................       1,935,170          3,518,068
                                                                                -----------        -----------

NET ASSETS:

Beginning of the period....................................................       3,518,068                  0
                                                                                -----------        -----------

End of period (including undistributed
  net investment income of $1,636).........................................     $ 5,453,238        $ 3,518,068
                                                                                ===========        ===========

CHANGE IN SHARES:
Shares sold ...............................................................          93,002            248,230
Shares issued on reinvestment of distributions.............................             361                  0
Shares redeemed............................................................         (14,781)           (11,366)
                                                                                -----------        -----------
      Net increase.........................................................          78,581            236,864
                                                                                ===========        ===========

*Commencement of operations.

#Unaudited.

See accompanying notes to financial statements.
16

                                RNC EQUITY FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
-------------------------------------------------------------------------------------------------------------------
                                                                           For the Six           For the period
                                                                          Months Ended        November 1, 1996* to
                                                                         March 31, 1998#       September 30, 1997
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period..............................         $14.85                 $12.00
                                                                             ------                 ------

Income from investment operations:
      Net investment income.........................................            .00                    .02
      Net realized and unrealized gain on investments...............           2.46                   2.83
                                                                             ------                 ------
Total from investment operations....................................           2.46                   2.85
                                                                             ------                 ------

Less distributions:
      From net investment income....................................           (.02)                   .00
                                                                             ------                 ------

Net asset value at end of period....................................         $17.29                 $14.85
                                                                             ======                 ======

Total return........................................................          16.58%++               23.75%++

Ratios/supplemental data:

Net assets, end of period (000's omitted)...........................         $5,453                 $3,518

Ratio of expenses to average net assets:
      Before expense reimbursement..................................           4.48%+                 8.50%+
      After expense reimbursement...................................           1.65%+                 1.65%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement..................................          (2.77%)+               (6.53%)+
      After expense reimbursement...................................           0.07%+                 0.32%+

Portfolio turnover rate.............................................           9.00%                 38.00%

Average commission rate paid per share..............................         $.1218                 $.2324

*Commencement of operations.

#Unaudited.

+Annualized.

++Not annualized.

See accompanying notes to financial statements.

                          RNC MUTUAL FUND GROUP, INC.

NOTES TO FINANCIAL STATEMENTS March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
1.    ORGANIZATION

      The RNC Mutual Fund Group, Inc. (the "Group"), is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company, with two diversified funds: The RNC Equity Fund (the "Equity Fund") and the RNC Money Market Fund (the "Money Fund"), formerly the RNC Liquid Assets Fund, Inc. (collectively the "Funds"). The Equity Fund began operations on November 1, 1996. The investment objective of the Equity Fund is to seek above-average total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity securities. The Money Fund's investment objective is high current income consistent with preservation of capital and liquidity.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Directors. For the Equity Fund short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

                  U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

                  Short-term  portfolio securities for the Money Fund are valued using the amortized cost method, which approximates market value.

         B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required. As of September 30, 1997, the Equity Fund had realized capital losses of $17,464 to offset future net capital gains through fiscal year ended 2005.

         C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
18

                          RNC MUTUAL FUND GROUP, INC.

--------------------------------------------------------------------------------
         D. Repurchase Agreements. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the
               respective  agreements  mature.   Provisions  of  the  repurchase
               agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines below the value of the repurchase agreement or if the counterparty enters an insolvency proceeding, realization of collateral by the Funds may be delayed or limited.

         E. Expenses. Expenses that are related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are allocated to the Funds on the basis of relative net assets.

         F. Deferred Organization Costs. The Equity Fund has incurred expenses of $39,116 in connection with the organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Equity Fund commenced operations.

         G. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.    INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended March 31, 1998, RNC Capital Management LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Equity Fund and 0.41% based upon the average daily net assets for the Money Fund. For the six months ended March 31, 1998, the Equity Fund incurred $21,290 in advisory fees and the Money Fund incurred $70,977 for the six months ended March 31, 1998. RNC voluntarily waived a portion of the Money Fund advisory fee, which amounted to $11,358 or 0.13% of the Money Fund's average daily net assets.

      The Funds are responsible for their own operating expenses. The Advisor may reduce its fees or make reimbursement to the Funds at any time in order to reduce the Funds' expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Funds' obligation are subject to reimbursement by the Funds provided the Funds are able to effect such reimbursement and remain in compliance with applicable laws. During the six months ended March 31, 1998 the Advisor reimbursed the Equity Fund $60,998 in fees and expenses.

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the

                          RNC MUTUAL FUND GROUP, INC.

--------------------------------------------------------------------------------
Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following rate:

         Under $40 million          $40,000
         $40 to $100 million        0.10% of average daily net assets
         $100 to $200 million       0.05% of average daily net assets
         Over $200 million          0.03% of average daily net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor receives no fees for its services and is an affiliate of the Administrator.

      The Funds have adopted a Shareholder Rule 12b-1 Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of the Funds. The Equity Fund incurred $5,322 in Plan expenses for the six months ended March 31, 1998. Midvale Securities LLC ("MSC"), an affiliate of the Adviser, waived all fees totaling $41,429 for the six months ended March 31, 1998, in its capacity of Shareholder Servicing Agent for the Money Fund.

      Certain officers of the Fund are officers and/or directors of the Administrator and Distributor.

4.    PURCHASES AND SALES OF SECURITIES

      Purchases and the proceeds from the sales of securities, other than short-term investments, for the six months ended March 31, 1998 were $1,701,061 and $391,307, respectively for the Equity Fund.

5.    SUBSEQUENT EVENT

      On March 31, 1998, Bank Austria America, the indirect holding company for the Funds' Adviser, RNC Capital Management Co. ("RNC"), sold its interest in RNC to a new limited liability company formed by the Adviser's chief executive officer. On April 7, 1998, the Funds' shareholders approved a new Investment
Advisory Agreement between the Funds and RNC Capital Management LLC as part of the acquisition of RNC.
20

                                     ADVISER
                           RNC Capital Management LLC
                            11601 Wilshire Boulevard
                                   25th Floor
                          Los Angeles, California 90025


                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppuage, New York 11788


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


                                    AUDITORS
                              Tait, Weller & Baker
                       Eight Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103



                                   SEMI-ANNUAL
                                     REPORT







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                                 March 31, 1998